Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended
Dec. 31, 2013
Operating activities
Net loss	$ (6,307)
Restricted stock amortization	3,359
Increase in prepaid expenses and other current assets	(61)
Increase in other assets	(35)
Increase in accounts payable and accrued expenses	807
Net cash used in operating activities	(2,237)
Investing activities
Payments for vessels under construction	(371,692)
Net cash used in investing activities	(371,692)
Financing activities
Proceeds from issuance of common stock	1,107,825
Net cash provided by financing activities	1,107,825
Increase in cash and cash equivalents	733,896
Cash at cash equivalents, beginning of period
Cash and cash equivalents, end of period	$ 733,896